Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–97.59%(b)(c)
Aerospace & Defense–4.47%
Atlantic Aviation FBO, Inc., Term Loan (d)	–	12/06/2025		$ 173	$ 163,520
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.95%	04/08/2026		1,328	1,124,223
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.95%	04/08/2026		714	604,421
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.95%	06/28/2024		1,633	1,484,141
IAP Worldwide Services, Inc.
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 08/05/2014-02/08/2019; Cost $194,652)(e)	7.00%	07/18/2021		195	194,652
Revolver Loan (Acquired 08/05/2014-02/08/2019; Cost $1,751,871)(e)(f)	0.00%	07/18/2021		1,752	1,751,871
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $2,149,402)(e)	8.00%	07/18/2021		2,153	2,152,837
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.93%	10/04/2024		1,695	1,632,373
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	04/29/2024		855	829,127
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	05/30/2025		655	634,377
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.42%	05/30/2025		4,755	4,372,761
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.42%	12/09/2025		4,248	3,901,586
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.42%	08/22/2024		632	580,422
Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	03/08/2025		219	205,088
Xebec Global Holdings LLC, Term Loan (1 wk. USD LIBOR + 5.25%) (Acquired 02/12/2018-12/09/2019; Cost $1,460,562)(e)	6.71%	02/12/2024		1,464	1,435,179
					21,066,578
Air Transport–2.00%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2025		31	21,501
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		1,317	1,249,866
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		927	857,573
Delta Air Lines, Inc.
Delayed Draw Term Loan(f)	0.00%	03/16/2021		1,808	1,735,962
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.51%	05/01/2023		2,244	2,218,235
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.00%	08/02/2024	EUR	411	348,249
Gol LuxCo S.A. (Luxembourg), Term Loan (6 mo. USD LIBOR + 6.50%)(e)	6.50%	08/31/2020		2,998	2,938,006
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		51	38,299
					9,407,691
Automotive–3.40%
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/06/2024		1,191	1,143,787
Autokiniton US Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 5.75%)	5.92%	05/22/2025		1,294	1,139,152
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	3.26%	10/30/2026		159	155,803
Dayco Products LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	4.61%	05/19/2023		674	429,296
Garrett Borrowing LLC
Term Loan B (3 mo. EURIBOR + 2.75%)	2.75%	09/27/2025	EUR	101	100,655
Term Loan B (3 mo. USD LIBOR + 2.50%)	3.77%	09/27/2025		415	379,946
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	3.20%	03/03/2025		98	92,921
IAA Spinco, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	06/28/2026		751	739,748
Mavis Tire Express Services Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.70%	03/20/2025		1,270	1,159,554
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.68%	11/06/2024		43	41,145
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Panther BF Aggregator 2 L.P. (Canada)
Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	04/30/2026		$ 1,912	$ 1,827,000
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	04/30/2026	EUR	783	832,037
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	4.17%	05/22/2024		925	744,336
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.17%	10/01/2025		2,618	2,128,823
ThermaSys Corp.
PIK Term Loan, 12.45% PIK Rate (Acquired 12/31/2018; Cost $114,572)(e)(g)	12.45%	10/02/2023		115	99,678
Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 12/31/2018-03/31/2020; Cost $750,838)(e)	12.45%	01/01/2024		639	511,390
TI Group Automotive Systems LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.25%	06/30/2022		268	258,097
Transtar Holding Co.
Delayed Draw Term Loan(e)(f)	0.00%	04/11/2022		170	161,462
First Lien Term Loan (2 mo. USD LIBOR + 4.25%)(e)	5.50%	04/11/2022		2,134	1,984,386
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate(e)(g)	7.75%	04/11/2022		814	773,068
Visteon Corp., Term Loan(d)	–	03/25/2024		85	81,068
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.07%	02/05/2026		601	576,514
Winter Park Intermediate, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.82%	04/04/2025		737	648,154
					16,008,020
Beverage & Tobacco–0.60%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)(e)	4.32%	12/13/2023			687	659,669
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)(e)	5.32%	12/13/2023			202	194,776
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.34%	12/13/2023			134	129,024
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.32%	09/30/2020			1,905	1,828,636
						2,812,105
Building & Development–2.23%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	07/31/2025			289	275,697
Advanced Drainage Systems, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.63%	09/30/2026			542	532,092
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	01/15/2027			2,039	1,964,547
Apcoa Parking Holdings GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/20/2024	EUR		433	418,439
Term Loan B-2(d)	–	03/20/2024	EUR		90	93,309
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	01/02/2025			12	10,969
Financiere Persea (Proxiserve) (France), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR		170	185,773
Foncia Groupe SAS (France), Term Loan B-3 (3 mo. EURIBOR + 3.00%)	3.25%	09/07/2023	EUR		377	401,372
Forterra Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/25/2023			643	582,522
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan C-2(d)	–	09/30/2026	EUR		409	418,852
Neptune Bidco S.a r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/03/2027	EUR		356	366,348
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.67%	11/15/2023			859	819,930
Quimper AB (Sweden)
Second Lien Term Loan (6 mo. EURIBOR + 8.25%) (Acquired 03/01/2019-03/07/2019; Cost $345,476)	8.25%	02/13/2027	EUR		309	305,595
Term Loan B-1 (2 mo. EURIBOR + 4.25%)	4.25%	02/16/2026	EUR		782	821,371
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.75%)(e)	3.50%	12/15/2023			2,286	2,217,326
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/08/2025			154	138,404
TAMKO Building Products LLC, Term Loan (3 mo. USD LIBOR + 3.25%)(e)	3.42%	05/29/2026			107	103,705
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(e)	5.00%	07/24/2024			932	880,702
						10,536,953
Business Equipment & Services–8.21%
Allied Universal Holdco LLC, Term Loan (2 mo. USD LIBOR + 4.25%)	4.42%	07/10/2026			221	215,297
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Alorica, Inc.
Delay Draw Term Loan (1 mo. USD LIBOR + 6.50%)(e)	9.75%	10/02/2020		$ 201	$ 200,149
Delay Draw Term Loan(e)(f)	0.00%	10/02/2020		446	444,271
Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	6.50%	10/02/2020		648	644,420
Term Loan B (1 mo. USD LIBOR + 4.75%)	8.00%	06/30/2022		467	338,785
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.19%	06/15/2026		236	207,488
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)(e)	4.45%	05/22/2024		714	685,732
Brightview Landscapes LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	2.69%	08/15/2025		320	315,200
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	3.17%	10/30/2026		815	799,426
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	3.93%	02/09/2026		434	397,836
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(g)	9.50%	08/15/2023		466	104,941
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023		339	206,565
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	7.43%	08/08/2026		72	61,970
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.45%	07/26/2023		220	217,835
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		2,083	2,050,189
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%) (Acquired 03/05/2020; Cost $667,432)(e)	9.00%	03/06/2028		677	633,460
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR	328	343,444
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	02/06/2026		568	555,516
FleetCor Technologies Operating Co. LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	1.92%	08/02/2024		526	512,740
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.93%	10/30/2026		765	749,348
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.17%	04/16/2025		734	646,711
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	9.17%	04/16/2026		375	314,966
GlobalLogic Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	2.92%	08/01/2025		3	3,112
Holding Socotec (France), Term Loan B-4 (1 wk. EURIBOR + 4.00%)	4.00%	07/29/2024	EUR	346	338,340
I-Logic Technologies Bidco Ltd. (United Kingdom)
Term Loan (3 mo. EURIBOR + 2.75%)	3.75%	12/21/2024	EUR	169	179,383
Term Loan (3 mo. USD LIBOR + 3.00%)	3.82%	12/21/2024		129	122,802
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)	5.38%	06/23/2024	GBP	440	393,670
Inmar, Inc., First Lien Term Loan(d)	–	05/01/2024		246	213,732
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)(e)	5.95%	03/05/2026		1,026	949,363
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(e)	9.57%	03/05/2027		701	613,371
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (6 mo. USD LIBOR + 4.00%)	5.07%	11/21/2024		330	314,282
Iron Mountain, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	01/02/2026		794	773,915
KAR Auction Services, Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.50%)	2.44%	09/15/2026		1,229	1,179,525
Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	07/23/2021		610	552,694
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.70%	07/23/2021		429	388,543
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	02/05/2027		1,363	1,342,156
Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		3,157	2,257,009
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		3,005	2,839,954
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.93%	11/18/2026		1,656	1,589,144
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.27%	09/23/2026		1,393	1,362,627
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025		195	168,391
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.67%	11/08/2024		170	162,834
Refinitiv US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	10/01/2025		284	280,439
ServiceMaster Co. (The), Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	10/30/2026		646	638,468
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
SMS Systems Maintenance Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.45%	10/30/2023		$ 1,348	$ 1,058,338
Speedster Bidco GmbH (Germany), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	02/14/2027	EUR	790	835,894
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		4,051	3,887,561
Techem GmbH (Germany), Term Loan B-4 (3 mo. EURIBOR + 2.88%)	2.88%	07/15/2025	EUR	133	143,665
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.92%	11/16/2026		173	168,043
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(e)	4.95%	05/21/2026		1,163	1,133,563
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.42%	02/28/2025		222	211,768
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		879	839,424
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		120	114,447
West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.95%	10/10/2024		1,332	1,080,902
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.45%	10/10/2024		106	86,716
WEX, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.42%	05/17/2026		1,898	1,815,761
					38,686,125
Cable & Satellite Television–4.48%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	2.93%	07/15/2025			544	516,623
Term Loan (1 mo. USD LIBOR + 2.75%)	2.93%	01/31/2026			70	66,730
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	2.17%	01/03/2025			3,239	3,161,395
Charter Communications Operating LLC
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.93%	04/30/2025			220	216,735
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.93%	02/01/2027			110	107,740
CSC Holdings LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.43%	01/15/2026			583	564,175
Term Loan (1 mo. USD LIBOR + 2.25%)	2.43%	07/17/2025			980	947,468
Term Loan (1 mo. USD LIBOR + 2.50%)	2.68%	04/15/2027			234	227,111
ION Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	3.81%	12/18/2024			992	951,679
Numericable-SFR S.A. (France), Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.18%	08/14/2026			421	406,210
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.18%	04/15/2028			3,447	3,336,832
UPC Financing Partnership, Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.43%	04/30/2028			1,000	967,839
Virgin Media Bristol LLC (United Kingdom), Term Loan N (1 mo. USD LIBOR + 2.50%)	2.68%	01/31/2028			7,175	6,977,925
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.68%	04/15/2028			2,281	2,186,960
Ziply (Northwest) Fiber, Term Loan B(d)(e)	–	05/21/2027			482	476,624
						21,112,046
Chemicals & Plastics–3.20%
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.70%	08/27/2026			2,430	2,323,438
Cabot Microelectronics Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	2.19%	11/17/2025			748	740,638
Charter NEX US, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	3.42%	05/16/2024			323	315,836
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	05/16/2024			78	76,389
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024			121	117,774
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024			119	115,268
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	10/20/2024			90	87,557
Hexion International Holdings B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR		245	256,643
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	2.17%	03/31/2024			3	2,808
Inovyn Finance PLC (United Kingdom), Term Loan B (3 mo. EURIBOR + 2.00%)	2.50%	02/25/2027	EUR		415	442,908
Invictus US NewCo LLC
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	4.78%	03/28/2025			585	541,418
Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	8.53%	03/30/2026			379	290,098
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.07%	01/31/2026		$ 149	$ 115,562
Term Loan (1 mo. USD LIBOR + 3.25%)	4.70%	01/31/2025		341	304,254
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	3.95%	03/02/2026		3,876	3,730,854
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(e)	4.31%	11/14/2025		512	496,325
Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.81%	10/14/2024		1,131	1,051,469
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	148	144,495
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.82%	02/27/2026		409	345,204
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.42%	02/07/2027		409	396,711
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.22%	10/01/2025		2,114	2,026,462
Tata Chemicals North America, Inc., Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 08/13/2013-02/23/2017; Cost $902,135)(e)	3.75%	08/07/2020		902	875,196
Univar, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.00%)	3.45%	07/01/2026		293	283,504
					15,080,811
Clothing & Textiles–0.77%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.95%	09/27/2024			98	86,493
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.43%	05/01/2024			224	113,407
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(e)	4.42%	05/17/2026			354	337,664
Mascot Bidco OYJ (Finland), Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR		724	698,837
Tumi, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025			2,423	2,361,174
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	04/25/2025			29	26,666
						3,624,241
Conglomerates–0.62%
APi Group DE, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	2.67%	09/30/2026			1,784	1,719,641
CTC AcquiCo GmbH (Germany), Term Loan B-1 (3 mo. EURIBOR + 2.50%)	2.50%	03/07/2025	EUR		426	446,367
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			378	346,305
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025			259	236,893
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			192	158,261
						2,907,467
Containers & Glass Products–3.17%
Berlin Packaging LLC, Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.46%	11/07/2025			650	620,804
Berry Global, Inc.
Term Loan W (3 mo. USD LIBOR + 2.00%)	2.22%	10/01/2022			670	663,429
Term Loan Y (1 mo. USD LIBOR + 2.00%)	2.22%	07/01/2026			6,506	6,374,345
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	4.56%	04/03/2024			181	166,662
Consolidated Container Co. LLC
First Lien Term Loan(d)	–	05/22/2024			83	80,927
Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	06/14/2026			687	663,533
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(e)	6.12%	03/21/2024			2,475	2,165,218
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	4.68%	06/29/2025			1,781	1,685,076
Term Loan (3 mo. USD LIBOR + 3.25%)	4.43%	12/29/2023			21	19,602
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023			259	246,071
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.52%	10/21/2024			166	149,765
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.45%	11/21/2023			655	484,374
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	372	$ 344,568
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	255	236,768
Klockner Pentaplast of America, Inc.
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	302	294,650
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/30/2022		$ 302	274,666
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	04/09/2021		327	156,353
Refresco Group N.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR	146	155,851
Trident TPI Holdings, Inc., Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	10/17/2024	EUR	155	154,741
					14,937,403
Cosmetics & Toiletries–1.08%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	09/26/2024			1,326	1,271,463
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	7.92%	09/26/2025			812	702,569
Anastasia Parent LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.20%	08/11/2025			470	163,236
Coty, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.47%	04/05/2025			2,757	2,464,052
Term Loan B (1 mo. EURIBOR + 2.50%)	2.50%	04/07/2025	EUR		177	174,306
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR		294	295,123
						5,070,749
Drugs–1.26%
Catalent Pharma Solutions, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.25%	05/17/2026			32	31,611
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024			1,056	991,948
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.09%	11/15/2027			369	361,403
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	11/27/2025			2,573	2,519,275
Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	06/02/2025			2,064	2,028,037
						5,932,274
Ecological Services & Equipment–0.54%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	3.00%	11/10/2023			45	44,498
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.20%	05/11/2025			695	628,744
GFL Environmental, Inc. (Canada), Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/30/2025			803	795,291
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)(e)	4.50%	03/20/2025			166	157,619
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%) (Acquired 03/29/2018; Cost $103,043)(e)	8.75%	03/20/2026			105	86,925
Tunnel Hill Partners L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	02/06/2026			621	558,614
US Ecology, Inc., Term Loan (1 mo. USD LIBOR + 2.50%) (Acquired 08/14/2019; Cost $149,691)(e)	2.67%	08/14/2026			150	148,171
WCA Waste Systems, Inc., Term Loan(d)	–	08/11/2023			151	147,453
						2,567,315
Electronics & Electrical–11.50%
Applied Systems, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.45%	09/19/2025			58	57,253
Boxer Parent Co., Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	4.42%	10/02/2025			680	644,425
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	10/02/2025	EUR		128	136,149
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.17%	04/18/2025			353	341,571
Cision Ltd.
Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	02/01/2027	EUR		379	397,139
Term Loan (3 mo. USD LIBOR + 3.75%)	5.20%	02/01/2027			943	878,260
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	04/06/2026		$ 2,208	$ 2,128,539
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.35%	04/22/2027		614	607,341
Dell International LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	2.75%	09/19/2025		423	416,719
Diebold Nixdorf, Inc.
Term Loan A (1 mo. USD LIBOR + 4.75%)	5.00%	04/30/2022		333	310,197
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	9.44%	08/31/2022		1,995	1,927,094
Term Loan B (1 mo. USD LIBOR + 2.75%)	3.00%	11/06/2023		1,196	1,088,839
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	619	617,981
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.63%	12/17/2025		800	785,199
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	05/06/2026		917	880,109
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		481	438,190
Go Daddy Operating Co. LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	1.92%	02/15/2024		1,292	1,269,018
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.75%	07/07/2025		234	224,043
IGT Holding IV AB (Sweden)
Term Loan B (2 mo. EURIBOR + 3.75%)	3.75%	07/29/2024	EUR	281	296,880
Term Loan B (3 mo. USD LIBOR + 3.50%)	5.45%	07/29/2024		1,040	964,474
Imperva, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		562	483,058
Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026		48	45,262
Informatica Corp.
Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	02/26/2027		507	485,135
Term Loan (2 mo. EURIBOR + 3.50%)	3.50%	02/26/2027	EUR	540	575,081
ION Corp.
Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/02/2025	EUR	683	721,239
Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	10/02/2025		400	385,687
MA FinanceCo. LLC
Term Loan B-1(d)	–	05/29/2025	EUR	127	137,295
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.42%	11/19/2021		45	44,632
Term Loan B-4(d)	–	05/29/2025		127	123,944
Marcel Bidco LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)(e)	3.42%	03/11/2025		240	230,379
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(e)	7.00%	05/08/2025		1,593	1,560,868
McAfee LLC
Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	09/30/2024	EUR	885	963,745
Term Loan B (1 mo. USD LIBOR + 3.75%)	3.92%	09/30/2024		69	68,273
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	03/06/2026		941	912,453
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	4.00%	07/05/2023		246	240,654
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.07%	04/29/2026		1,456	1,088,039
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)(e)	2.68%	08/28/2026		1,543	1,496,946
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.57%	08/08/2024		1,858	1,604,274
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	5.57%	08/08/2024		632	552,652
Oberthur Technologies of America Corp., Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/10/2024	EUR	1,000	1,026,003
Omnitracs, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	3.97%	03/23/2025		1,287	1,223,621
ON Semiconductor Corp., Term Loan B-4 (3 mo. USD LIBOR + 2.00%)	2.17%	09/19/2026		1,624	1,584,253
Open Text Corp. (Canada), Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	05/30/2025		48	47,182
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		417	291,773
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		1,805	1,519,600
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.67%	07/02/2025		701	567,147
Project Accelerate Parent LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.29%	01/02/2025		1,223	979,614
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	5.70%	07/07/2023		623	589,023
Term Loan (6 mo. USD LIBOR + 4.50%)	5.95%	07/07/2023		398	376,063
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.01%	05/16/2025		$ 3,570	$ 3,421,519
Renaissance Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.76%	05/29/2026		242	225,412
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		3,270	2,849,293
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)(e)	4.67%	10/31/2025		1,193	1,109,483
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	9.00%	11/02/2026		180	148,312
Science Applications International Corp.
Incremental Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	03/30/2027		1,214	1,190,221
Term Loan B (1 mo. USD LIBOR + 1.75%)	2.28%	10/31/2025		1,081	1,051,783
Sophos (Surf Holdings LLC) (United Kingdom)
Term Loan (3 mo. EURIBOR + 3.50%)	3.50%	01/15/2027	EUR	90	94,340
Term Loan (1 mo. USD LIBOR + 3.50%)	4.81%	03/05/2027		406	390,544
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.92%	04/16/2025		508	493,800
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	04/16/2025		349	339,408
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	1.92%	04/16/2025		2,018	1,962,658
STG-Fairway Acquisitions, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.57%	01/21/2027		451	412,546
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	3.70%	09/29/2023		747	728,530
TIBCO Software, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	7.43%	02/14/2028		305	292,668
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.93%	06/30/2026		481	465,137
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)(e)	2.87%	09/28/2024		1,623	1,590,113
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.92%	05/04/2026		1,430	1,388,940
Veritas US, Inc., Term Loan (3 mo. EURIBOR + 4.50%)	5.50%	01/27/2023	EUR	97	102,850
VS Buyer LLC, Term Loan (1 mo. USD LIBOR + 3.25%)(e)	3.42%	02/19/2027		16	15,350
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	05/15/2027		880	836,083
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.75%	12/01/2023		787	785,989
					54,228,294
Equipment Leasing–0.08%
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	3.20%	10/06/2023			417	399,997
Financial Intermediaries–1.51%
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.17%	07/19/2025			234	224,025
Evergood 4 APS (Denmark), Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR		321	342,954
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 10.50%)(e)	11.50%	05/09/2024			98	99,350
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)(e)	5.14%	02/10/2027			380	372,888
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	11/12/2026			491	476,508
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023			2,944	2,612,741
RPI Finance Trust
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027			937	919,555
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027			1,667	1,636,435
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		423	421,900
Stiphout Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	10/26/2023			22	15,845
						7,122,201
Food Products–4.15%
Arnott’s Biscuits Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026			880	861,653
B&G Foods, Inc., Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	2.67%	09/16/2026			156	154,396
Biscuit International S.A.S. (De Banketgroep Holding International B.V.) (France), First Lien Term Loan(d)	–	02/07/2027	EUR		231	242,506
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	03/31/2025			219	211,672
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.35%	07/03/2020			1,877	1,698,876
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	04/06/2024		$ 1,664	$ 1,634,167
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.75%)	5.75%	01/28/2028	EUR	62	67,633
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.92%	01/29/2028		441	419,099
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.42%	01/29/2027		902	863,452
H-Food Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.69%)	3.86%	05/23/2025		3,074	2,959,895
Jacobs Douwe Egberts International B.V., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.38%	11/01/2025		91	89,964
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.50%)	3.07%	05/01/2026		6,545	6,352,326
Manna Pro Products LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019; Cost $54,467)(e)	7.00%	12/08/2023		55	49,134
Delayed Draw Term Loan (Acquired 05/30/2019; Cost $215,617)(e)(f)	0.00%	12/08/2023		217	194,507
Incremental Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019; Cost $906,436)(e)	7.00%	12/08/2023		914	817,904
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	2.43%	05/15/2024		856	835,858
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	06/30/2022		246	243,873
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/31/2022		1,406	1,396,549
Sigma Bidco B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	07/02/2025	EUR	427	455,408
					19,548,872
Food Service–3.88%
Aramark Services, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	01/15/2027			555	529,979
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025			404	349,818
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	02/06/2025			38	36,628
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.07%	02/06/2025			447	425,712
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR		701	739,906
Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.48%	02/07/2025	GBP		543	634,987
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.92%	07/20/2025			818	755,503
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	11/19/2026			11,873	11,424,539
NPC International, Inc., Second Lien Term Loan(d)(h)	–	04/18/2025			240	6,288
Restaurant Technologies, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.95%	10/01/2026			442	381,918
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	3.07%	08/15/2026			178	168,637
Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2023			1,907	1,806,294
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024			1,056	1,035,133
						18,295,342
Health Care–3.30%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	2.67%	02/11/2022			241	235,856
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.67%	02/16/2023			1,103	1,079,376
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/10/2025	EUR		379	402,162
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	5.28%	02/11/2026			668	646,493
Biogroup-LCD (France)
First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR		197	207,268
Term Loan B-7 (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR		249	261,744
DaVita HealthCare Partners, Inc., Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.92%	08/12/2026			1,785	1,747,863
Dentalcorp Perfect Smile ULC (Canada)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025			24	21,740
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	06/08/2026			655	532,430
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Diaverum Holding S.a.r.l. (Sweden), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	06/08/2024	EUR	199	$ 209,586
Explorer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		$ 400	391,659
EyeCare Partners LLC
Delayed Draw Term Loan(f)	0.00%	02/05/2027		13	11,948
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.82%	02/05/2027		55	51,205
Financiere Mendel (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/12/2026	EUR	1,257	1,372,004
Global Healthcare Exchange LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.62%	06/28/2024		29	27,545
GoodRx, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	10/10/2025		49	47,360
Greatbatch Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	10/27/2022		90	88,712
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.67%	08/06/2026		1,117	1,083,019
IQVIA, Inc.
Incremental Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	1.92%	01/17/2025		372	363,238
Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	2.50%	03/07/2024		53	51,260
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.20%	06/11/2025		18	17,599
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	918	952,612
MED ParentCo L.P.
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.25%)	4.65%	08/31/2026		0	6
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.25%)(f)	0.00%	08/31/2026		0	3
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.76%	08/21/2026	GBP	172	200,930
Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.58%	06/30/2025		239	227,274
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR	1,729	1,189,717
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	07/23/2026		1,400	1,347,318
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	09/02/2024		5	4,693
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (1 mo. EURIBOR + 3.75%)	3.75%	08/11/2025	EUR	1,042	1,089,650
Second Lien Term Loan (3 mo. EURIBOR + 7.25%)	7.25%	07/19/2026	EUR	333	333,594
Unilabs Diagnostics AB (Sweden), Revolver Loan(e)(f)	0.00%	04/01/2021	EUR	768	787,114
Upstream Newco, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)(e)	4.67%	10/22/2026		300	273,134
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.67%	08/27/2025		324	314,473
					15,570,585
Home Furnishings–0.84%
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	08/05/2024			238	231,353
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR		388	248,862
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.64%	11/08/2023			1,859	790,720
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.02%	11/08/2024			1,155	88,536
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.32%	06/15/2025			1,172	1,041,450
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	09/25/2024			1,411	1,273,839
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025			330	277,976
						3,952,736
Industrial Equipment–2.27%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.67%	04/28/2025			237	195,566
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR		359	374,886
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.17%	06/30/2020			68	65,039
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024			200	177,590
Clark Equipment Co., Term Loan (1 mo. USD LIBOR + 1.75%)	3.20%	05/18/2024			385	366,048
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)(e)	3.95%	01/31/2024			17	16,540
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	4.92%	06/27/2026			416	366,468
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	5.36%	04/16/2026			339	314,437
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	08/29/2023			56	51,600
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.70%	07/19/2024		$ 137	$ 130,108
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.45%	07/19/2024		273	258,840
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.70%	07/18/2025		439	402,636
Gardner Denver, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.92%	03/31/2027		1,115	1,062,517
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.92%	03/01/2027		2,010	1,915,900
Term Loan B-2 (3 mo. EURIBOR + 2.00%)	2.00%	03/01/2027	EUR	105	114,454
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	2.12%	06/01/2020		97	96,305
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(e)	3.46%	01/02/2027		1,960	1,896,132
Kantar (United Kingdom), Term Loan B-1(d)	–	12/04/2026	EUR	434	452,558
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 3.00%)	3.50%	07/31/2025		858	844,257
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%) (Acquired 02/26/2018; Cost $418,256)(e)	5.45%	03/08/2025		420	304,345
Rexnord LLC/RBS Global, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	08/21/2024		332	328,590
Robertshaw US Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	9.00%	02/28/2026		388	198,068
S2P Acquisiton Borrower, Inc., First Lien Term Loan	–	08/14/2026		484	457,962
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)(e)	3.50%	01/31/2024		300	292,880
					10,683,726
Insurance–0.12%
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.69%	08/16/2025			308	298,413
Hub International Ltd., Term Loan (3 mo. USD LIBOR + 2.75%)	4.02%	04/25/2025			18	17,466
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	12/31/2025			280	264,755
						580,634
Leisure Goods, Activities & Movies–4.33%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			3,510	3,338,836
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.08%	04/22/2026			124	95,733
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(e)	4.75%	10/19/2023			1,955	1,891,895
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	4.68%	01/02/2026			361	357,816
Crown Finance US, Inc.
Term Loan (3 mo. USD LIBOR + 2.25%)	3.32%	02/28/2025			1,481	1,116,873
Term Loan (3 mo. USD LIBOR + 2.50%)	3.57%	09/20/2026			1,403	1,073,476
Term Loan(d)	–	02/28/2027			5,679	3,577,510
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.12%	11/08/2023			593	536,207
Dorna Sports S.L. (Spain)
Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	4.92%	04/12/2024			1,012	938,977
Term Loan B-2(d)	–	05/03/2024	EUR		116	120,745
Fitness International LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.32%	04/18/2025			284	165,078
Invictus Media S.L.U. (Spain)
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.75%	06/26/2025	EUR		455	435,579
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.75%	06/26/2025	EUR		274	261,927
Lakeland Tours LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.25%	12/16/2024			796	412,199
Live Nation Entertainment, Inc., Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.94%	10/19/2026			106	99,837
Markermeer Finance B.V., Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/24/2027	EUR		620	642,379
Merlin Entertainments PLC (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR		333	344,093
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.70%	10/16/2026			15	13,525
Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.32%	10/16/2026			5	4,740
Parques Reunidos (Spain)
Incremental Term Loan B-2(d)	–	09/27/2026	EUR		580	618,948
Term Loan B-1 (6 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR		807	775,400
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.17%	02/22/2024		$ 57	$ 51,272
SeaWorld Parks & Entertainment, Inc., Term Loan B-5(d)	–	04/01/2024		329	305,446
SRAM LLC, Term Loan B (3 mo. USD LIBOR + 2.75%)(e)	3.75%	03/15/2024		197	190,751
USF S&H TopCo LLC
Delayed Draw Term Loan (Acquired 12/02/2019; Cost $81,563)(e)	7.24%	11/26/2024		82	61,449
Delayed Draw Term Loan (Acquired 12/02/2019; Cost $451,499)(e)(f)	0.00%	11/26/2024		453	340,157
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 12/02/2019; Cost $167,338)(e)	6.50%	11/26/2024		170	127,224
Revolver Loan (Acquired 12/02/2019; Cost $8,807)(e)(f)	0.00%	11/26/2024		9	6,696
Term Loan A (Acquired 12/02/2019; Cost $3,135,647)(e)	–	11/26/2024		3,179	2,384,494
Vue International Bidco PLC (United Kingdom)
Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.25%	06/21/2026	EUR	85	80,106
Term Loan B-2(d)	–	07/03/2026	EUR	38	35,331
					20,404,699
Lodging & Casinos–4.15%
AMCP Clean Acquisition Co. LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.32%	06/16/2025			133	67,537
Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.32%	06/16/2025			547	279,118
Aristocrat Technologies, Inc. (Australia), Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			891	888,415
B&B Hotels S.A.S. (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR		264	188,040
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR		579	538,561
Caesars Entertainment Operating Co. LLC, Term Loan B (3 mo. USD LIBOR + 2.00%)	2.17%	10/06/2024			537	523,993
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	12/23/2024			6,047	5,496,461
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024			1,099	1,036,866
ESH Hospitality, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.17%	09/18/2026			194	187,781
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	2.17%	11/30/2023			58	55,777
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.92%	06/22/2026			153	146,185
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 3.00%)	2.67%	05/29/2026			882	841,647
Penn National Gaming, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.00%	10/15/2025			514	486,354
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.93%	08/14/2024			57	51,314
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.95%	07/10/2025			4,023	3,982,601
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027			2,693	2,548,379
Tackle Group S.a.r.l. (Luxembourg), Incremental Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	08/14/2024	EUR		1,130	1,227,799
Twin River Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	05/10/2026			748	665,830
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	12/20/2024			367	351,366
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	05/30/2025			15	14,107
						19,578,131
Nonferrous Metals & Minerals–0.65%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/21/2025			586	570,622
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	5.39%	06/01/2025			1,270	786,083
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.70%	01/28/2022			1,070	733,266
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.95%	01/30/2023			15	8,137
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027			889	857,369
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2025			154	113,535
						3,069,012
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oil & Gas–4.80%
BCP Raptor LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/24/2024		$ 698	$ 492,989
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	4.62%	09/30/2024		2,727	2,620,206
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	05/21/2025		1,071	622,049
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	11.38%	12/31/2021		1,137	76,311
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/31/2022		1,418	395,834
Centurion Pipeline Co. LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	09/29/2025		419	388,090
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	7.68%	03/06/2023		1,986	1,147,173
Encino Acquisition Partners Holdings LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	10/29/2025		1,136	718,053
Fieldwood Energy LLC
First Lien Term Loan(h)	6.25%	04/11/2022		3,089	452,168
Second Lien Term Loan(h)	8.25%	04/11/2023		2,764	72,660
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024		1,017	443,355
Gulf Finance LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	08/25/2023		618	365,323
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.71%	07/02/2023		1,194	560,938
Lower Cadence Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.17%	05/22/2026		179	155,090
Lucid Energy Group II Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/17/2025		733	549,506
McDermott Technology (Americas), Inc.
DIP LOC(f)(i)	0.00%	10/23/2020		2,136	2,066,687
DIP Term Loan (1 mo. USD LIBOR + 9.00%)(i)	10.00%	10/21/2020		1,790	1,744,380
DIP Term Loan (1 mo. USD LIBOR + 9.00%)(i)	10.04%	10/23/2020		2,500	2,435,331
Term Loan (3 mo. USD LIBOR + 6.00%)(i)	9.25%	05/09/2025		2,917	1,043,438
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.65%	09/29/2025		160	150,537
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		1,410	1,176,270
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 9.50%) (Acquired 06/28/2019; Cost $1,423,078 )(e)	8.95%	07/31/2022		1,501	1,163,416
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/11/2014; Cost $9,605)(d)(e)(h)(i)	–	07/16/2021		10	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	8.46%	03/19/2024		2,451	1,319,198
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	6.20%	03/11/2026		1,150	1,045,061
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	7.45%	02/21/2021		6,218	1,088,059
Southcross Energy Partners L.P.
Revolver Loan(e)(f)	0.00%	01/31/2025		79	78,931
Term Loan (1 mo. USD LIBOR + 9.00%) (Acquired 01/31/2020; Cost $91,957)(e)	10.00%	01/31/2025		92	92,417
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	03/30/2023		213	186,806
					22,650,276
Publishing–1.59%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.17%	04/11/2025		560	525,254
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		2,890	2,359,937
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.26%	08/15/2026		1,914	1,787,987
Nielsen Finance LLC
Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.22%	10/04/2023		77	75,267
Term Loan B-5(d)	–	06/30/2025		2,156	2,154,203
ProQuest LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.67%	10/17/2026		612	594,608
					7,497,256
Radio & Television–2.01%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	08/24/2026		988	856,951
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.83%	01/02/2026		915	894,914
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.62%	01/17/2024		120	115,554
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television–(continued)
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.42%	01/17/2024		$ 465	$ 448,773
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.12%	09/18/2026		5,552	5,370,528
Sinclair Television Group, Inc.
Term Loan B(d)	–	01/03/2024		21	20,885
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.69%	09/30/2026		1,794	1,753,921
					9,461,526
Rail Industries–0.13%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	3.45%	12/30/2026			634	622,874
Retailers (except Food & Drug)–1.54%
Action Holding B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.50%	01/18/2027	EUR		450	478,695
Bass Pro Group LLC, Term Loan (3 mo. USD LIBOR + 5.00%)	6.07%	09/25/2024			773	729,786
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	8.42%	12/18/2026			345	267,973
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023			3,112	2,183,522
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/11/2022			3,677	3,621,404
						7,281,380
Surface Transport–0.79%
Commercial Barge Line Co.
DIP Term Loan (1 mo. USD LIBOR + 7.00%)(e)	9.00%	06/01/2020			231	229,392
First Lien Term Loan(d)	–	11/12/2020			4,519	1,462,890
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.07%	10/12/2024			11	9,430
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024			163	160,323
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.25%	06/26/2021			1,662	1,375,718
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	2.68%	02/24/2025			474	466,130
						3,703,883
Telecommunications–7.14%
Avaya, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.43%	12/15/2024			135	125,987
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	03/15/2027			6,347	6,114,301
Ciena Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	09/26/2025			114	112,627
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024			1,215	917,587
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024			22	16,304
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/05/2023			2,521	2,426,875
GCI Holdings, Inc., Term Loan B(d)	–	02/02/2022			553	537,454
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/16/2024			579	555,750
Inmarsat Finance PLC (United Kingdom), Term Loan B (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026			1,433	1,346,934
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B-5 (1 mo. USD LIBOR + 8.63%)(i)	8.63%	01/02/2024			1,237	1,250,232
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	11/04/2026			214	212,021
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	03/01/2027			4,790	4,663,617
Midcontinent Communications, Term Loan (1 mo. USD LIBOR + 2.25%)	1.92%	08/15/2026			69	67,082
MLN US HoldCo LLC
First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.83%	11/30/2025			2,018	1,548,105
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	9.08%	11/30/2026			1,024	346,784
MM Holdphone (Spain), Term Loan B (4 mo. EURIBOR + 2.63%)	2.63%	05/07/2026	EUR		310	335,622
MTN Infrastructure TopCo, Inc.
Incremental Term Loan(d)	–	11/17/2024			745	727,518
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	11/15/2024			777	746,140
Radiate Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	02/01/2024			225	219,042
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.93%	04/11/2025			552	538,442
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.87%	03/09/2023	$ 1,305	$ 832,148
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.93%	12/07/2026	6,217	6,019,456
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.07%	05/02/2023	2,726	2,151,657
Windstream Services LLC, DIP Term Loan (1 mo. USD LIBOR + 2.50%)(i)	2.68%	02/26/2021	1,354	1,340,186
Xplornet Communications, Inc. (Canada)(d)	–	05/29/2027	490	465,925
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	02/20/2027	31	30,337
				33,648,133
Utilities–6.78%
AI Alpine US Bidco, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.96%	10/25/2025		11	9,444
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	04/19/2025		108	105,208
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022		650	608,068
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025		436	427,084
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	2.17%	01/15/2025		122	119,242
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.50%)	2.43%	01/15/2024		3,637	3,573,005
Term Loan (2 mo. USD LIBOR + 2.75%)	2.43%	04/05/2026		5,759	5,623,789
Term Loan B-10 (1 mo. USD LIBOR + 2.50%)	2.17%	08/12/2026		2,158	2,104,192
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		1,621	1,603,932
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.95%	12/17/2021		1,897	1,873,514
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	8.70%	12/19/2022		555	547,190
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.20%	10/31/2026		3,171	3,065,345
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.77%	07/30/2026		1,719	1,529,804
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)(e)	3.17%	08/28/2025		67	66,193
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	5.61%	08/14/2026		608	513,460
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		2,720	2,226,664
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		153	125,587
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		1,425	1,359,584
Pacific Gas and Electric Co., DIP Term Loan (1 mo. USD LIBOR + 2.25%)	2.44%	12/31/2020		1,790	1,787,061
Pike Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/24/2026		241	236,902
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	03/06/2025		516	491,190
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.42%	03/27/2026		763	635,596
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.42%	03/27/2026		80	66,366
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.50%	12/02/2021		332	310,630
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	1.93%	12/31/2025		3,030	2,975,542
					31,984,592
Total Variable Rate Senior Loan Interests (Cost $513,831,281)					460,033,927
U.S. Dollar Denominated Bonds & Notes–11.05%
Aerospace & Defense–0.78%
TransDigm, Inc.(j)	8.00%	12/15/2025		1,270	1,377,950
TransDigm, Inc.(j)	6.25%	03/15/2026		2,253	2,308,965
					3,686,915
Air Transport–0.49%
Delta Air Lines, Inc.(j)	7.00%	05/01/2025		1,157	1,197,050
Mesa Airlines, Inc., Class B(e)	5.75%	07/15/2025		1,704	1,121,081
					2,318,131
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Automotive–0.35%
Allison Transmission, Inc.(j)	5.88%	06/01/2029		$ 531	$ 537,853
IHO Verwaltungs GmbH (Germany)(j)	4.75%	09/15/2026		833	800,850
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.(j)	6.25%	05/15/2026		311	317,170
					1,655,873
Building & Development–0.14%
American Builders & Contractors Supply Co., Inc.(j)	4.00%	01/15/2028		486	489,555
Beacon Roofing Supply, Inc.(j)	4.50%	11/15/2026		175	171,774
					661,329
Business Equipment & Services–1.18%
ADT Security Corp. (The)	3.50%	07/15/2022		171	172,901
Dun & Bradstreet Corp. (The)(j)	6.88%	08/15/2026		295	320,767
Prime Security Services Borrower LLC/Prime Finance, Inc.(j)	5.25%	04/15/2024		1,971	2,059,902
Prime Security Services Borrower LLC/Prime Finance, Inc.(j)	5.75%	04/15/2026		2,910	3,004,109
					5,557,679
Cable & Satellite Television–1.30%
Altice Financing S.A. (Luxembourg)(j)	5.00%	01/15/2028		194	196,243
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026		854	901,128
Altice France S.A. (France)(j)	5.50%	01/15/2028		328	337,900
CSC Holdings LLC(j)	5.75%	01/15/2030		180	190,182
CSC Holdings LLC(j)	5.50%	05/15/2026		2,666	2,792,915
Numericable-SFR S.A. (France)(j)	8.13%	02/01/2027		832	917,122
Virgin Media Secured Finance PLC (United Kingdom)(j)	5.50%	08/15/2026		554	579,155
Ziggo B.V. (Netherlands)(j)	5.50%	01/15/2027		188	198,179
					6,112,824
Containers & Glass Products–0.82%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(j)	4.25%	09/15/2022		283	286,359
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(j)	4.13%	08/15/2026		1,082	1,088,270
Berry Global, Inc.(j)	4.88%	07/15/2026		1,075	1,126,235
Mauser Packaging Solutions Holding Co.(j)	5.50%	04/15/2024		240	238,948
Reynolds Group Issuer, Inc./LLC(j)	5.13%	07/15/2023		179	181,704
Reynolds Group Issuer, Inc./LLC (1 mo. USD LIBOR + 3.50%)(j)(k)	4.72%	07/15/2021		969	964,460
					3,885,976
Drugs–0.02%
Catalent Pharma Solutions, Inc.(j)	5.00%	07/15/2027		103	105,813
Electronics & Electrical–2.82%
CommScope, Inc.(j)	5.50%	03/01/2024		163	168,062
CommScope, Inc.(j)	8.25%	03/01/2027		506	528,676
CommScope, Inc.(j)	6.00%	03/01/2026		2,357	2,484,054
Dell International LLC/EMC Corp.(j)	6.10%	07/15/2027		545	613,896
Dell International LLC/EMC Corp.(j)	6.20%	07/15/2030		1,152	1,316,652
Dell International LLC/EMC Corp.(j)	5.85%	07/15/2025		726	813,658
Dell International LLC/EMC Corp.(j)	4.90%	10/01/2026		2,538	2,746,212
Dell International LLC/EMC Corp.(j)	5.30%	10/01/2029		3,877	4,221,115
Riverbed Technology, Inc.(j)	8.88%	03/01/2023		664	398,400
					13,290,725
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Food Service–0.25%
eG Global Finance PLC (United Kingdom)(j)	6.75%	02/07/2025		$ 865	$ 877,884
New Red Finance, Inc. (Canada)(j)	5.75%	04/15/2025		277	294,922
					1,172,806
Health Care–0.10%
IQVIA, Inc.(j)	5.00%	05/15/2027		436	455,797
Industrial Equipment–0.47%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(j)	7.38%	08/15/2026		2,987	2,202,912
Leisure Goods, Activities & Movies–0.13%
AMC Entertainment, Inc.(j)	10.50%	04/15/2025		415	367,275
Seaworld Parks & Entertainment, Inc.(j)	8.75%	05/01/2025		231	237,353
					604,628
Lodging & Casinos–0.35%
ESH Hospitality, Inc.(j)	5.25%	05/01/2025		755	736,204
ESH Hospitality, Inc.(j)	4.63%	10/01/2027		973	922,954
					1,659,158
Oil & Gas–0.00%
Pacific Drilling S.A. (Luxembourg)(j)	8.38%	10/01/2023		48	10,950
Publishing–0.55%
Clear Channel Worldwide Holdings, Inc.(j)	5.13%	08/15/2027		2,569	2,574,947
Radio & Television–0.71%
Diamond Sports Group LLC/Diamond Sports Finance Co.(j)	5.38%	08/15/2026		1,711	1,364,249
iHeartCommunications, Inc.	8.38%	05/01/2027		200	187,043
iHeartCommunications, Inc.	6.38%	05/01/2026		637	667,329
iHeartCommunications, Inc.(j)	4.75%	01/15/2028		194	186,588
iHeartCommunications, Inc.(j)	5.25%	08/15/2027		427	419,320
Nexstar Broadcasting, Inc.(j)	5.63%	07/15/2027		491	504,412
					3,328,941
Telecommunications–0.41%
CenturyLink, Inc.(j)	4.00%	02/15/2027		1,254	1,254,407
Goodman Networks, Inc.	8.00%	05/11/2022		1,869	673,055
Windstream Services LLC/Windstream Finance Corp.(i)(j)	9.00%	06/30/2025		18	1,080
					1,928,542
Utilities–0.18%
Calpine Corp.(j)	4.50%	02/15/2028		165	166,083
Calpine Corp.(j)	5.25%	06/01/2026		402	417,443
Vistra Operations Co. LLC(j)	4.30%	07/15/2029		105	108,706
Vistra Operations Co. LLC(j)	3.55%	07/15/2024		171	175,053
					867,285
Total U.S. Dollar Denominated Bonds & Notes (Cost $56,616,312)					52,081,231
			Shares
Common Stocks & Other Equity Interests–5.61%(l)
Aerospace & Defense–1.15%
IAP Worldwide Services, Inc.(e)(m)				342	5,424,632
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Shares	Value
Automotive–0.04%
ThermaSys Corp.(m)	676,996	$ 152,324
Transtar Holding Co., Class A(m)	2,935,894	24,955
		177,279
Building & Development–0.11%
Five Point Holdings LLC, Class A(m)	98,198	491,972
Lake at Las Vegas Joint Venture LLC, Class A(e)(m)	780	0
Lake at Las Vegas Joint Venture LLC, Class B(e)(m)	9	0
		491,972
Business Equipment & Services–0.05%
Checkout Holding Corp.(m)	6,741	5,056
Crossmark Holdings, Inc.(m)	4,048	237,841
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(e)(m)	744	0
		242,897
Conglomerates–0.00%
Euramax International, Inc.(e)(m)	3,272	0
Drugs–0.02%
Envigo RMS Holding Corp., Class B(e)(m)	18,639	106,615
Financial Intermediaries–0.08%
RJO Holdings Corp.(e)(m)	2,851	208,164
RJO Holdings Corp., Class A(e)(m)	2,314	168,911
RJO Holdings Corp., Class B(e)(m)	3,000	30
		377,105
Health Care–0.00%
New Millennium Holdco(m)	136,135	6,875
Lodging & Casinos–0.41%
Caesars Entertainment Corp.(m)	35,315	402,238
Twin River Worldwide Holdings, Inc.(m)	72,757	1,521,349
		1,923,587
Oil & Gas–0.30%
AF Global, Inc.(m)	498	14,940
Fieldwood Energy LLC(m)	18,762	1,876
Fieldwood Energy LLC(m)	5,065	507
HGIM Corp.(m)	2,553	20,424
HGIM Corp., Wts. expiring 07/02/2043(m)	11,411	91,288
NexTier Oilfield Solutions, Inc.(m)	44,006	127,617
Pacific Drilling S.A.(m)	1	0
Paragon Offshore Finance Co., Class A(i)(m)	2,645	794
Paragon Offshore Finance Co., Class B(i)(m)	1,323	9,261
Samson Investment Co., Class A(m)	84,254	547,651
Southcross Energy Partners L.P.(m)	46,172	6,002
Transocean Ltd.(m)	191,873	255,191
Tribune Resources, Inc.(m)	382,888	335,027
Tribune Resources, Inc., Wts., expiring 04/03/2023(m)	99,132	2,974
		1,413,552
Publishing–2.02%
Affiliated Media, Inc., Class B(e)(m)	81,915	2,867,029
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

			Shares		Value
Publishing–(continued)
Clear Channel Worldwide Holdings, Inc.(m)				264,909	$ 255,849
F&W Publications, Inc.(e)(m)				18,385	0
MC Communications LLC(e)(m)				739,818	0
Merrill Communications LLC, Class A(e)(m)				326,686	6,370,377
Tribune Publishing Co.				4,756	45,182
					9,538,437
Radio & Television–0.20%
iHeartCommunications, Inc., Class A(m)				19,360	168,432
iHeartCommunications, Inc., Class B(m)				17	110
iHeartCommunications, Inc., Wts., expiring 05/01/2039(m)				93,283	775,415
					943,957
Retailers (except Food & Drug)–0.16%
Claire’s Stores, Inc.				446	161,675
Fullbeauty Brands Holdings Corp.(m)				2,311	5,778
Payless, Inc.(e)(m)				83,461	41,730
Payless, Inc., Class A(e)(m)				82,769	828
Toys ’R’ Us-Delaware, Inc.(m)				16	443
Toys ’R’ Us-Delaware, Inc.(m)				17	46,010
Vivarte S.A.S.(e)(m)				233,415	498,047
					754,511
Telecommunications–0.00%
Goodman Networks, Inc.(e)(m)				117,618	0
IDW Media Holdings, Inc.(m)				1,270	5,321
					5,321
Utilities–1.07%
Vistra Energy Corp.				219,648	4,489,605
Vistra Operations Co. LLC(m)				527,664	145,108
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)				357,798	384,633
					5,019,346
Total Common Stocks & Other Equity Interests (Cost $52,092,959)					26,426,086
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–1.30%
Automotive–0.12%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	641	565,534
Building & Development–0.05%
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(j)(k)	5.13%	11/15/2022	EUR	100	87,139
Haya Finance 2017 S.A. (Spain)(j)	5.25%	11/15/2022	EUR	198	173,084
					260,223
Cable & Satellite Television–0.30%
Altice Financing S.A. (Luxembourg)(j)	3.00%	01/15/2028	EUR	817	856,731
Altice Finco S.A. (Luxembourg)(j)	4.75%	01/15/2028	EUR	542	539,828
					1,396,559
Financial Intermediaries–0.41%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	08/01/2024	EUR	200	172,040
Cabot Financial Luxembourg II S.A. (Luxembourg) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	06/14/2024	EUR	298	320,243
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 4.50%)(j)(k)	4.50%	09/01/2023	EUR	566	531,094
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Newday Bondco PLC (United Kingdom)(j)	7.38%	02/01/2024	GBP	261	$ 248,180
Newday Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(j)(k)	7.05%	02/01/2023	GBP	691	645,969
					1,917,526
Home Furnishings–0.30%
Shop Direct Funding PLC (United Kingdom)(j)	7.75%	11/15/2022	GBP		1,250	1,420,558
Lodging & Casinos–0.12%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(j)(k)	6.04%	07/15/2025	GBP		628	554,539
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,340,640)						6,114,939
Asset-Backed Securities–1.10%
Structured Products–1.10%
Avoca CLO XVII DAC, Series 17A, Class E-R (United Kingdom) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	10/15/2032	EUR		342	309,438
Clontarf Park CLO DAC, Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(j)(k)	5.10%	08/05/2030	EUR		136	124,768
Diamond CLO Ltd., Series 2019-1A, Class C (Cayman Islands) (3 mo. USD LIBOR + 3.60%)(j)(k)	4.59%	04/25/2029			$ 1,080	949,895
FS KKR Capital Corp., Series 2019-1A, Class A2 (3 mo. USD LIBOR + 2.50%)(j)(k)	3.72%	07/15/2030			1,150	1,060,284
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (Cayman Islands) (3 mo. USD LIBOR + 4.75%)(j)(k)	5.74%	10/25/2028			1,220	1,220,006
OCP Euro CLO, Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	01/15/2032	EUR		153	141,624
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.85%)(j)(k)	6.07%	04/15/2026			1,741	1,366,277
Total Asset-Backed Securities (Cost $5,819,187)						5,172,292
			Shares
Preferred Stocks–0.15%(l)
Automotive–0.02%
ThermaSys Corp., Series A					144,220	104,559
Financial Intermediaries–0.05%
RJO Holdings Corp., Series A-2(e)					584	233,604
Oil & Gas–0.07%
Southcross Energy Partners L.P., Series A					292,193	204,535
Southcross Energy Partners L.P., Series B					84,193	115,766
						320,301
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1(e)					139,938	0
Utilities–0.01%
Genie Energy Ltd., Pfd.					7,632	64,338
Total Preferred Stocks (Cost $609,376)						722,802
TOTAL INVESTMENTS IN SECURITIES(n)–116.80% (Cost $636,309,755)						550,551,277
BORROWINGS–(17.50)%						(82,500,000)
OTHER ASSETS LESS LIABILITIES–0.70%						3,313,558
NET ASSETS–100.00%						$471,364,835
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Investment Abbreviations:
CLO	– Collateralized Loan Obligation
DAC	– Designated Activity Co.
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	This variable rate interest will settle after May 31, 2020, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $531,116, which represented less than 1% of the Fund’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $60,547,053, which represented 12.85% of the Fund’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(l)	Acquired as part of a bankruptcy restructuring.
(m)	Non-income producing security.
(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/15/2020	Bank of America Merrill Lynch	GBP	1,107,958	USD	1,396,581	$28,188
06/15/2020	Bank of America Merrill Lynch	USD	12,771,611	EUR	11,828,093	361,577
06/15/2020	Barclays Bank PLC	GBP	1,107,958	USD	1,392,609	24,216
06/15/2020	Barclays Bank PLC	USD	2,141,065	GBP	1,749,129	19,212
06/15/2020	Citibank, N.A.	USD	11,109,380	EUR	10,285,986	311,548
06/15/2020	Goldman Sachs International	GBP	1,226,135	USD	1,541,192	26,843
06/15/2020	Goldman Sachs International	USD	80,810	GBP	65,464	42
06/15/2020	J.P. Morgan Chase Bank, N.A.	GBP	77,898	USD	96,885	675
06/15/2020	Royal Bank of Canada	USD	11,104,545	EUR	10,285,986	316,383
06/15/2020	Royal Bank of Canada	USD	2,140,843	GBP	1,749,163	19,476
Subtotal—Appreciation						1,108,160
Currency Risk
06/15/2020	Bank of America Merrill Lynch	EUR	7,544,267	USD	8,288,509	(88,182)
07/15/2020	Bank of America Merrill Lynch	EUR	10,793,332	USD	11,657,446	(334,323)
07/15/2020	Barclays Bank PLC	GBP	1,684,341	USD	2,062,058	(18,485)
06/15/2020	Citibank, N.A.	EUR	7,468,825	USD	8,204,691	(88,234)
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/15/2020	Citibank, N.A.	EUR	11,309,448	USD	12,236,357	$(328,836)
07/15/2020	Citibank, N.A.	GBP	91,549	USD	112,803	(281)
06/15/2020	Goldman Sachs International	EUR	1,774,223	USD	1,933,285	(36,703)
06/15/2020	Morgan Stanley Capital Services LLC	EUR	396,122	USD	432,907	(6,923)
07/15/2020	Morgan Stanley Capital Services LLC	GBP	60,797	USD	74,334	(764)
06/15/2020	Royal Bank of Canada	EUR	7,634,640	USD	8,388,760	(88,276)
06/15/2020	Royal Bank of Canada	GBP	43,807	USD	53,890	(214)
07/15/2020	Royal Bank of Canada	EUR	10,793,361	USD	11,659,852	(331,949)
07/15/2020	Royal Bank of Canada	GBP	1,885,248	USD	2,307,356	(21,351)
07/15/2020	State Street Bank & Trust Co.	GBP	119,432	USD	146,091	(1,434)
06/15/2020	Toronto Dominion Bank	EUR	7,581,989	USD	8,314,985	(103,590)
Subtotal—Depreciation						(1,449,545)
Total Forward Foreign Currency Contracts						$(341,385)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2020, there were transfers from Level 3 to Level 2 of $5,720,856, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $23,476,983, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$414,380,018	$45,653,909	$460,033,927
U.S. Dollar Denominated Bonds & Notes	—	50,960,150	1,121,081	52,081,231
Common Stocks & Other Equity Interests	7,762,756	2,976,967	15,686,363	26,426,086
Non-U.S. Dollar Denominated Bonds & Notes	—	6,114,939	—	6,114,939
Asset-Backed Securities	—	5,172,292	—	5,172,292
Preferred Stocks	64,338	424,860	233,604	722,802
Total Investments in Securities	7,827,094	480,029,226	62,694,957	550,551,277
Other Investments - Assets*
Investments Matured	—	—	623,367	623,367
Forward Foreign Currency Contracts	—	1,108,160	—	1,108,160
	—	1,108,160	623,367	1,731,527
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,449,545)	—	(1,449,545)
Total Other Investments	—	(341,385)	623,367	281,982
Total Investments	$7,827,094	$479,687,841	$63,318,324	$550,833,259

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2020:
Value 02/29/20	Value 02/29/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/20
Variable Rate Senior Loan Interests	$37,381,845	$3,906,807	$(4,565,244)	$34,039	$(43,651)	$(2,444,809)	$17,105,778	$(5,720,856)	$45,653,909
U.S. Dollar Denominated Bonds & Notes	1,695,694	–	–	–	–	(574,613)	–	–	1,121,081
Common Stocks & Other Equity Interests	8,142,105	–	–	–	–	1,173,053	6,371,205	–	15,686,363
Preferred Stocks	233,604	–	–	–	–	–	–	–	233,604
Investments Matured	593,174	59,864	(46,684)	–	–	17,013	0	–	623,367
Total	$48,046,422	$3,966,671	$(4,611,928)	$34,039	$(43,651)	$(1,829,356)	$23,476,983	$(5,720,856)	$63,318,324
Invesco Senior Loan Fund

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 05/31/20	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Merrill Communications LLC, Class A	$6,370,377	Last Vendor Evaluation	Last Vendor Evaluation	N/A	$19.5/share	(a)
(a)	The Fund values certain common equity securities at the last vendor price when initially dropped from coverage by a pricing vendor. The Adviser researches other approved pricing vendors and/or brokers for coverage, in addition to monitoring such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Senior Loan Fund